Landfill Closure and Post-Closure Costs (Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Landfill closure and post-closure costs, beginning of the year	$ 101,502	$ 98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	200	0
Disposal of landfill closure and post-closure costs, during the year	0	0
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, during the year	652	(668)
Landfill closure and post-closure costs, end of year	113,152	101,502
Current portion of landfill closure and post-closure costs	8,871	9,468
Total long-term landfill closure and post-closure costs	$ 104,281	$ 92,034